ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Accrued Expenses and Other Liabilities

	December 31,
	2014	2013
Income taxes payable	$6,559	$129,305
Accrued products and licenses costs	36,907	40,560
Marketing expenses payable	12,703	9,350
Legal accrual	50,416	47,384
Other accrued expenses	44,576	45,446

	$151,161	$272,045